Concession Contract Assets - Schedule of Concession Contracts (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current consideration	R$ 1,140	R$ 850
Non current consideration	5,351	3,907
Total consideration	6,491	4,757
National Grid ('BNES' - Basic Network of the Existing System) [member]
IfrsStatementLineItems [Line Items]
Current consideration	479	466
Non current consideration	1,137	1,257
National Grid - new facilities (RBNI) [member]
IfrsStatementLineItems [Line Items]
Current consideration	595	302
Non current consideration	3,892	2,358
Concession contract - 079/00 [member]
IfrsStatementLineItems [Line Items]
Current consideration	39	45
Non current consideration	110	118
Concession contract - 006/11 (c) [member]
IfrsStatementLineItems [Line Items]
Current consideration	18	28
Non current consideration	107	74
Concession contract - 004/05 [member]
IfrsStatementLineItems [Line Items]
Current consideration	9	9
Non current consideration	R$ 105	R$ 100